Provisions for expected credit losses/impairment charges - Reconciliation of provision for impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Reconciliation of provision for impairment charges
Opening balance	$ 3,053	$ 3,119	$ 3,602	$ 3,332
Write-offs	(1,154)	(1,127)	(1,656)	(1,189)	$ (1,238)
Closing balance	3,913	3,053	3,119	3,602	$ 3,332
Individually assessed
Reconciliation of provision for impairment charges
Opening balance	422	480	869
Provisions raised		371	610
Write-backs		(150)	(288)
Write-offs		(269)	(688)
Interest adjustment		(11)	(16)
Other adjustments		1	(7)
Closing balance		422	480	869
Collectively assessed
Reconciliation of provision for impairment charges
Opening balance	2,631	2,639	2,733
Provisions raised		668	699
Write-offs		(858)	(968)
Interest adjustment		179	188
Other adjustments		3	(13)
Closing balance		2,631	2,639	$ 2,733
Loans and credit commitments
Reconciliation of provision for impairment charges
Opening balance	3,053	3,119
Closing balance		3,053	3,119
Loans
Reconciliation of provision for impairment charges
Opening balance	2,814	2,866
Closing balance		2,814	2,866
Credit commitments
Reconciliation of provision for impairment charges
Opening balance	239	253
Closing balance		239	253
Parent Entity | Individually assessed
Reconciliation of provision for impairment charges
Opening balance	375	417
Provisions raised		341
Write-backs		(131)
Write-offs		(248)
Interest adjustment		(11)
Other adjustments		7
Closing balance		375	417
Parent Entity | Collectively assessed
Reconciliation of provision for impairment charges
Opening balance	2,238	2,180
Provisions raised		610
Write-offs		(742)
Interest adjustment		148
Other adjustments		42
Closing balance		2,238	$ 2,180
Parent Entity | Loans and credit commitments
Reconciliation of provision for impairment charges
Opening balance	2,613
Closing balance		2,613
Parent Entity | Loans
Reconciliation of provision for impairment charges
Opening balance	2,407
Closing balance		2,407
Parent Entity | Credit commitments
Reconciliation of provision for impairment charges
Opening balance	$ 206
Closing balance		$ 206